BUSINESS COMBINATION - Additional Information (Details) - GBP (£)	8 Months Ended
	Dec. 31, 2021	May 11, 2021
Disclosure of detailed information about business combination [line items]
Cash consideration		£ 213,000
GPUone Subsidiaries
Disclosure of detailed information about business combination [line items]
Percentage of share capital acquired		100.00%
Total consideration		£ 5,537,000
Cash consideration		213,000
GPUone subsidiaries' loss since the acquisition date	£ (3,369,000)
GPUone subsidiaries' revenue since the acquisition date	£ 0
Deposits and other receivables acquired		668,000
Acquisition costs included in consideration		£ 0